Structured Entities (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Nov. 01, 2021
TD Capital Trust IV Notes [member]
Disclosure of unconsolidated structured entities [line items]
Redemption of outstanding amount			$ 450
Asset Management Entities [Member] | Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	$ 2,300	$ 2,300
Income Received From Structured Entities	2,000	2,000
Total assets under management	$ 251,700	$ 286,800